OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
Other Non-current Assets
Other non-current assets
IN MILLIONS OF USD	31.12.2019	31.12.2018
Loans and contractual receivables	27.5	27.0
Sublease receivables	7.8	–
Guarantee deposits	3.1	3.4
Other	1.0	0.1
Subtotal	39.4	30.5

Allowances	(5.5)	(3.1)
Total	33.9	27.4

Changes in allowances for other non-current assets
IN MILLIONS OF USD	2019	2018
Balance at January 1	(3.1)	(2.1)
Creation	(2.8)	(2.7)
Utilization	0.4	1.7
Balance at December 31	(5.5)	(3.1)